2. LOANS: Schedule of Allowance for loan losses on a collectively evaluated, single portfolio segment basis (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Allowance for loan losses on a collectively evaluated, single portfolio segment basis

	2019	2018
	(in 000’s)	(in 000’s)
Allowance for Loan Losses
Beginning Balance	$43,000,000	$42,500,000
Provision for Loan Losses	59,695,588	39,207,197
Charge-Offs	(66,682,422)	(53,570,647)
Recoveries	16,986,534	14,863,450
Ending Balance; collectively Evaluated for impairment	$53,000,000	$43,000,000

Finance Receivables: Ending Balance	$840,458,743	$729,783,655